Putnam
Balanced
Fund

ANNUAL REPORT
September 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

Dear Shareholder:

The Trustees of Putnam Balanced Fund are pleased to present you with this annual report of Putnam Balanced Fund for the year ended September 30, 1997. As you know, this fund is still in its incubation period, which means it is only open to Putnam employees and their families who are Massachusetts residents.

In a year of remarkable performance for U.S. stocks and good results for bonds, your fund was well positioned in both markets. The equity portion of the portfolio, under the direction of Lead Manager David J. Santos, contained some of the year's most prominent stocks: large growth-oriented companies with substantial sales overseas, such as Coca-Cola and Microsoft. In addition to this handful of superlative stocks, the fund also had large stakes in some of the strongest sectors, such as technology, pharmaceuticals, and financials. The bond portion was held back a bit by rising interest rates between September 1996 and March 1997, but Comanager Kenneth J. Taubes decided to reduce positions in rate-sensitive Treasury bonds in that period. During 1997, he added corporate and asset-backed bonds, which have performed well thanks to the healthy economy. For the 12 months ended September 30, 1997, your fund posted a total return of 24.58% at net asset value.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance                     10.0%

Retail                                     9.4%

Electronics and electrical equipment       8.4%

Pharmaceuticals                            6.7%

Computer services and software             6.6%

Footnote reads:
*Based on net assets as of 9/30/97. Holdings will vary over time.

As the fund enters its new fiscal year, the fund managers are positioning it somewhat defensively, favoring stocks with somewhat lower price risk and bonds less sensitive to interest-rate changes. In a period of market volatility, these moves demonstrate the flexibility of a combined portfolio of both stocks and bonds to manage investment risk.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 15, 1997

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Balanced Fund is designed for investors seeking capital growth and current income through a portfolio of core-growth stocks and fixed-income securities.

TOTAL RETURN FOR PERIOD ENDED 9/30/97
(inception date 1/3/95)
                                              NAV          POP
------------------------------------------------------------------------------
1 year                                      24.58%       17.45%
------------------------------------------------------------------------------
Life of fund                                78.01        67.75
Annual average                              23.42        20.78
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 9/30/97

                             S&P        LB                  Consumer
                             500    Gov't/Corp.    DJIA    Price Index
------------------------------------------------------------------------------
1 year                      40.43%     9.60%      37.59%       2.15%
------------------------------------------------------------------------------
12/31/94 - 9/30/97
Life of fund               119.19     30.49      120.01        7.68
Annual average              33.04     10.17       33.22        2.73
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

Performance data reflect an expense limitation currently or previously in effect. Without the expense limitation, the fund's total return would have been lower.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

Cumulative total return of a $10,000 investment since 1/3/95
Plot Points read:

              Fund's class A       Consumer
               shares at POP     Price Index
1/3/95            9423              10000
3/31/95          10166              10114
6/30/95          11020              10187
9/30/95          11707              10234
12/31/95         12256              10254
3/31/95          12598              10401
6/30/96          12940              10468
9/30/96          13465              10541
12/31/96         13941              10595
3/31/97          13687              10688
6/30/97          15605              10708
9/30/97          16775              10768
9/30/97          16775              10768

Footnote reads:
Past performance is no assurance of future results.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/97
------------------------------------------------------------------------------
Distributions (number)               1
------------------------------------------------------------------------------
Income                           0.274
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long term                        0.739
------------------------------------------------------------------------------
Short term                       0.528
------------------------------------------------------------------------------
  Total                          1.541
------------------------------------------------------------------------------
Share value:                NAV          POP
------------------------------------------------------------------------------
9/30/96                   $11.03      $11.70
------------------------------------------------------------------------------
9/30/97                    11.90       12.63
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge.

COMPARATIVE BENCHMARKS

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

The Lehman Brothers Government/Corporate Bond Index is an unmanaged list of publicly issued U.S. Treasury obligations and corporate debt securities.

Standard & Poor's 500 Composite Stock Price Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Report of independent accountants
For the fiscal year ended September 30, 1997

To the Trustees and Shareholders of
Putnam Balanced Fund

We have audited the accompanying statement of assets and liabilities of Putnam Balanced Fund, including the portfolio of investments owned, as of September 30, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Balanced Fund as of September 30, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                    Coopers & Lybrand L.L.P.

Boston, Massachusetts
November 7, 1997

Portfolio of investments owned
September 30, 1997


COMMON STOCKS (68.7%) *
NUMBER OF SHARES                                                                                       VALUE

Banks (1.0%)
------------------------------------------------------------------------------------------------------------
            200  Citicorp                                                                      $      26,781

Biotechnology (0.9%)
------------------------------------------------------------------------------------------------------------
            300  Quintiles Transnational Corp. +                                                      25,275

Building and Construction (0.3%)
------------------------------------------------------------------------------------------------------------
            200  Masco Corp.                                                                           9,163

Business Equipment and Services (5.5%)
------------------------------------------------------------------------------------------------------------
            400  Adaptec, Inc. +                                                                      18,700
            300  BMC Software, Inc. +                                                                 19,425
            300  Cisco Systems, Inc. +                                                                21,919
            500  Compaq Computer Corp. +                                                              37,375
            400  EMC Corp. +                                                                          23,350
            300  Herman Miller, Inc.                                                                  16,050
            450  Paychex, Inc.                                                                        15,694
                                                                                              --------------
                                                                                                     152,513

Computer Services and Software (6.6%)
------------------------------------------------------------------------------------------------------------
            350  Computer Associates Intl., Inc.                                                      25,134
            300  Compuware Corp. +                                                                    18,150
            500  Data General Corp. +                                                                 13,313
            200  Electronics for Imaging, Inc. +                                                      10,200
            600  HBO & Co.                                                                            22,650
            400  Microsoft Corp. +                                                                    52,925
            400  Parametric Technology Corp. +                                                        17,650
            400  PeopleSoft, Inc. +                                                                   23,900
                                                                                              --------------
                                                                                                     183,922

Conglomerates (3.4%)
------------------------------------------------------------------------------------------------------------
          1,400  General Electric Co.                                                                 95,288

Consumer Non Durables (3.3%)
------------------------------------------------------------------------------------------------------------
            300  Colgate-Palmolive Co.                                                                20,906
            200  Clorox Co.                                                                           14,825
            800  Procter & Gamble Co.                                                                 55,250
                                                                                              --------------
                                                                                                      90,981

Consumer Services (1.3%)
------------------------------------------------------------------------------------------------------------
            300  Interpublic Group Cos. Inc.                                                          15,394
            300  Marriott International, Inc.                                                         21,319
                                                                                              --------------
                                                                                                      36,713

Education (0.6%)
------------------------------------------------------------------------------------------------------------
            400  Apollo Group, Inc. Class A +                                                         16,950

Electronics and Electrical Equipment (8.4%)
------------------------------------------------------------------------------------------------------------
            300  Diebold, Inc.                                                                        14,213
            900  Intel Corp.                                                                          83,081
            300  KLA Tencor Corp. +                                                                   20,269
            400  Motorola, Inc.                                                                       28,750
            400  National Semiconductor Corp. +                                                       16,400
            400  Solectron Corp. +                                                                    17,800
            400  Teradyne, Inc. +                                                                     21,525
          1,100  Westinghouse Electric Corp.                                                          29,769
                                                                                              --------------
                                                                                                     231,807

Energy-Related (1.9%)
------------------------------------------------------------------------------------------------------------
            500  AES Corp. +                                                                          21,875
            600  Halliburton Co.                                                                      31,200
                                                                                              --------------
                                                                                                      53,075

Environmental Control (0.6%)
------------------------------------------------------------------------------------------------------------
            400  USA Waste Services, Inc. +                                                           15,950

Food and Beverages (3.9%)
------------------------------------------------------------------------------------------------------------
            500  Campbell Soup Co.                                                                    24,500
          1,000  Coca-Cola Enterprises, Inc.                                                          26,938
            400  ConAgra, Inc.                                                                        26,400
            800  PepsiCo, Inc.                                                                        29,900
                                                                                              --------------
                                                                                                     107,738

Health Care (3.0%)
------------------------------------------------------------------------------------------------------------
            300  Boston Scientific Corp. +                                                            16,556
            300  Cardinal Health, Inc.                                                                21,300
            900  HEALTHSOUTH Corp. +                                                                  24,019
            300  Oxford Health Plans Inc. +                                                           22,463
                                                                                              --------------
                                                                                                      84,338

Hospital Management and Medical Services (0.7%)
------------------------------------------------------------------------------------------------------------
            750  Quorum Health Group, Inc. +                                                          18,328

Insurance and Finance (6.3%)
------------------------------------------------------------------------------------------------------------
            500  American Express Co.                                                                 40,938
            300  American International Group, Inc.                                                   30,956
            200  Franklin Resources, Inc.                                                             18,625
            525  MBNA Corp.                                                                           21,263
            450  SunAmerica, Inc.                                                                     17,634
            333  Travelers, Inc.                                                                      22,727
            300  Washington Mutual, Inc.                                                              20,925
                                                                                              --------------
                                                                                                     173,068

Medical Supplies and Devices (1.3%)
------------------------------------------------------------------------------------------------------------
            200  Guidant Corp.                                                                        11,200
            800  Omnicare, Inc.                                                                       26,000
                                                                                              --------------
                                                                                                      37,200

Oil and Gas (1.5%)
------------------------------------------------------------------------------------------------------------
            400  Tosco Corp.                                                                          13,925
            300  Western Atlas, Inc. +                                                                26,400
                                                                                              --------------
                                                                                                      40,325

Pharmaceuticals (6.7%)
------------------------------------------------------------------------------------------------------------
            600  Bristol-Myers Squibb Co.                                                             49,650
            300  Lilly (Eli) & Co.                                                                    36,131
            600  Merck & Co., Inc.                                                                    59,963
            300  Warner-Lambert Co.                                                                   40,481
                                                                                              --------------
                                                                                                     186,225

Publishing (0.4%)
------------------------------------------------------------------------------------------------------------
            100  Gannett Co., Inc.                                                                    10,794

Retail (9.2%)
------------------------------------------------------------------------------------------------------------
            500  Consolidated Stores Corp. +                                                          20,938
            600  Costco Companies, Inc. +                                                             22,575
            518  CVS Corp.                                                                            29,461
            400  Dayton Hudson Corp.                                                                  23,975
            300  Jones Apparel Group, Inc. +                                                          16,200
            200  Payless Shoesource, Inc. +                                                           11,938
            400  Rite Aid Corp.                                                                       22,175
            400  Safeway, Inc.+                                                                       21,750
            400  Tiffany & Co.                                                                        17,000
            700  TJX Cos., Inc. (The)                                                                 21,394
             80  Tricon Global Restaurants, Inc. +                                                     2,590
            800  Wal-Mart Stores, Inc.                                                                29,300
            600  Walgreen Co.                                                                         15,375
                                                                                              --------------
                                                                                                     254,671

Telecommunications (1.9%)
------------------------------------------------------------------------------------------------------------
            400  Lucent Technologies, Inc.                                                            32,550
            400  Tellabs, Inc. +                                                                      20,600
                                                                                              --------------
                                                                                                      53,150
                                                                                              --------------
                 Total Common Stocks (cost $1,461,107)                                        $    1,904,255

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (13.9%) *
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (7.7%)
------------------------------------------------------------------------------------------------------------
    $    10,000  Federal National Mortgage Association 5.94s,
                   December 12, 2005                                                           $       9,697
         65,650  Federal National Mortgage Association pass-through
                   certificates 6 1/2s, August 1, 2027                                                63,926
         62,000  Government National Mortgage Association 8 1/2s,
                   TBA, October 16, 2027                                                              64,867
                 Government National Mortgage Association
                   pass-through certificates
         30,717    7 1/2s, January 15, 2024                                                           31,406
         24,721    7 1/8s, August 20, 2023                                                            25,362
         19,292    6s, Midget, January 15, 2008                                                       18,858
                                                                                              --------------
                                                                                                     214,116

U.S. Treasury Obligations (6.2%)
------------------------------------------------------------------------------------------------------------
         10,000  U.S. Treasury Bonds 6 5/8s, February 15, 2027                                        10,239
                 U.S. Treasury Notes
         95,000    6 3/8s, April 30, 1999                                                             95,846
         16,000    6 1/8s, August 15, 2007                                                            16,008
         20,000    6s, July 31, 2002                                                                  20,000
         10,000    6s, June 30, 1999                                                                  10,033
         20,000    5 7/8s, July 31, 1999                                                              20,016
                                                                                              --------------
                                                                                                     172,142
                                                                                              --------------
                 Total U.S. Government and Agency Obligations
                   (cost $385,552)                                                             $     386,258

CORPORATE BONDS AND NOTES (11.8%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Aerospace and Defense (0.2%)
------------------------------------------------------------------------------------------------------------
$         5,000  Raytheon Co notes 6.45s, 2002                                                 $       4,995

Agriculture (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Potash Corp. of Saskatchewan notes
                   7 1/8s, 2007 (Canada)                                                               5,098

Banks (1.5%)
------------------------------------------------------------------------------------------------------------
          5,000  Abbey National First Capital PLC sub. notes
                   7.35s, 2049 (United Kingdom)                                                        5,114
          5,000  Advanta National Bank sr. notes 7.02s, 2001                                           4,943
          6,000  Banco Nacional de Comercio Exterior bank
                   guaranteed 8s, 2003 (Mexico)                                                        5,910
          5,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                        5,253
JPY   2,000,000  World Bank 4.5s,2003 (Japan)                                                         19,236
                                                                                              --------------
                                                                                                      40,456

Broadcasting (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  News America Holdings, Inc. deb. 7.7s, 2025                                           4,906

Cable Television (0.2%)
------------------------------------------------------------------------------------------------------------
       5,000     Continental Cablevision, Inc. sr. deb. 9 1/2s, 2013                                   5,810

Entertainment (0.4%)
------------------------------------------------------------------------------------------------------------
          5,000  Time Warner Entertainment Co. notes 8 7/8s, 2012                                      5,708
          5,000  Time Warner Entertainment sr. notes 8 3/8s, 2033                                      5,365
                                                                                              --------------
                                                                                                      11,073

Health Care (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                             5,100

Insurance and Finance (3.7%)
------------------------------------------------------------------------------------------------------------
          5,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                        4,937
          5,000  Conseco Inc. sr. notes 10 1/2s, 2004                                                  5,968
          5,000  Executive Risk Capital Trust company guaranty
                   Ser. B, 8.675s, 2027                                                                5,161
          5,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                                 5,172
          5,000  Firstar Capital Trust I company guaranty Ser. B,
                   8.32s, 2026                                                                         5,263
          5,000  Lehman Bros Holdings, Inc. med. term notes
                   6.4s, 1999                                                                          5,018
          5,000  Markel Capital Trust I 8.71s, 2046                                                    5,175
          5,000  Peoples Bank- Bridgeport sub. notes 7.2s, 2006                                        5,055
          5,000  Phoenix Home Life Mutual Insurance Co. 144A
                   notes 6.95s, 2006                                                                   5,005
          9,592  Railcar Leasing LLC 144A sr. notes 6 3/4s, 2006                                       9,724
          5,000  Rodamco N.V. notes 7 3/4s, 2015 (Netherlands)                                         5,316
          5,000  Salomon, Inc. sr. notes 7.3s, 2002                                                    5,138
          5,000  Societe Generale 144A notes 7.85s, 2049 (France)                                      5,222
          5,000  Southern Investments Service Co. sr. notes
                   6.8s, 2006 (United Kingdom)                                                         4,982
          5,000  Sparbanken Sverige AB (Swedbank) 144A sub.
                   7 1/2s, 2006 (Sweden)                                                               5,149
          5,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                               5,043
          5,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                           5,231
          5,000  Trenwick Capital Trust I company guaranty 8.82s, 2037                                 5,245
          5,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                        5,427
                                                                                              --------------
                                                                                                     103,231

Metals and Mining (0.5%)
------------------------------------------------------------------------------------------------------------
         10,000  Noranda Inc. deb. 7s, 2005 (Canada)                                                  10,049
          4,000  PT Alatief Freeport sr. notes 9 3/4s, 2001
                   (Netherlands)                                                                       4,367
                                                                                              --------------
                                                                                                      14,416

Oil and Gas (0.5%)
------------------------------------------------------------------------------------------------------------
          5,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006
                   (Canada)                                                                            5,417
         10,000  Transamerican Energy 144A sr. disc. notes
                   stepped-coupon zero % (13s 6/15/00), 2002 ++                                        7,950
                                                                                              --------------
                                                                                                      13,367
Paper and Forest Products (--%)
------------------------------------------------------------------------------------------------------------
       1,000     Pindo Deli Finance Mauritius Ltd. 144A company guaranty
                   10 3/4s, 2007 (India)                                                               1,020

Real Estate (0.4%)
------------------------------------------------------------------------------------------------------------
          5,000  Health Care Property Investors, Inc. sr. notes
                   6 1/2s, 2006 (R)                                                                    4,854
          5,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003 (R)                                      5,192
                                                                                              --------------
                                                                                                      10,046

Retail (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Federated Department Stores sr. notes 8 1/2s, 2003                                    5,426

Telecommunications (0.2%)
------------------------------------------------------------------------------------------------------------
          7,000  Telekom Malaysia Berhad (New) 144A deb.
                   7 7/8s, 2025 (Malaysia)                                                             7,159

Tobacco (0.4%)
------------------------------------------------------------------------------------------------------------
          5,000  RJR Nabisco, Inc. notes 8 3/4s, 2005                                                  5,286
          5,000  Sampoerna International Finance Co. 144A company
                   guaranty 8 3/8s, 2006 (Indonesia)                                                   5,003
                                                                                              --------------
                                                                                                      10,289

Transportation (0.5%)
------------------------------------------------------------------------------------------------------------
          5,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                       4,878
          5,000  CSX Corp. 144A deb. 7.95s, 2027                                                       5,394
          5,000  Norfolk Southern Corp. bonds 7.05s, 2037                                              5,186
                                                                                              --------------
                                                                                                      15,458

Utilities (2.5%)
------------------------------------------------------------------------------------------------------------
          5,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                     5,012
          5,000  California Energy Corp. disc. notes 10 1/4s, 2005                                     5,427
         10,000  Citizens Utilities Co. bonds 7.68s, 2034                                             11,261
          5,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                                   5,130
          5,000  Enersis S.A. notes 6.6s, 2026 (Chile)                                                 4,974
         10,000  Enersis S.A. notes 7.4s, 2016 (Chile)                                                10,047
          5,000  Israel Electric Corp., Ltd. 144A sr. notes
                   7 1/4s, 2006 (Israel)                                                               5,092
          2,945  Midland Cogeneration Ventures LP deb. 10.33s, 2002                                    3,202
          4,293  Northeast Utilities System notes Ser. B, 8.38s, 2005                                  4,350
          5,000  Texas New-Mexico Power Utilities 1st mtge.
                    9 1/4s, 2000                                                                       5,308
          5,000  Texas Utilities Electric Capital Trust V company
                   guaranty 8.175s, 2037                                                               5,240
          5,000  US West Capital Funding, Inc. company guaranty
                   6.95s, 2037                                                                         5,100
                                                                                              --------------
                                                                                                      70,143
                                                                                              --------------
                 Total Corporate Bonds and Notes (cost $318,912)                               $     327,993

FOREIGN GOVERNMENT BONDS AND NOTES (2.8%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
USD      16,000  Bank of Foreign Economic Affairs of Russia
                   (Vnesheconombank) principal loan FRN
                   Libor plus 13/16s, 2020 + ## +++                                            $      11,920
DEM      25,000  Germany (Federal Republic of) bonds
                   Ser. 97, 6 1/2s, 2027                                                              14,842
DEM       5,000  Germany (Federal Republic of) bonds
                   Ser. 96, 6s, 2006                                                                   2,947
NZD      20,000  New Zealand (Government of) bonds
                   8s, 2004                                                                           13,692
USD      10,000  Quebec (Province of) deb. Ser. NN,
                   7 1/8s, 2024                                                                        9,834
ZAR      58,000  South Africa (Republic of) bonds
                   Ser. 153, 13s, 2010                                                                11,700
TRL      60,000  Turkey Treasury bill zero %, 1998                                                     1,577
UKS       6,000  United Kingdom Treasury bonds 8s, 2021                                               11,389
                                                                                              --------------
                 Total Foreign Government Bonds and Notes
                   (cost $74,346)                                                              $      77,901

COLLATERALIZED MORTGAGE OBLIGATIONS (1.6%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $     5,788  Chase Mortgage Finance Corp. Ser. 93-3, Class B13,
                   7.452s, 2024                                                                $       4,647
          5,762  Housing Securities Inc. Ser. 93-F, Class F9M2, 7s, 2023                               5,580
          4,858  Prudential Home Mortgage Securities Ser. 93-31,
                   Class B2, 6s, 2000                                                                  4,038
          5,895  Prudential Home Mortgage Securities 144A
                   Ser. 95-C, Class B1, 7.432s, 2001                                                   5,894
         23,552  Ryland Mortgage Securities Corp. Ser. 94-7C,
                   Class B1, 7.359s, 2025                                                             23,500
                                                                                              --------------
                 Total Collateralized Mortgage Obligations
                   (cost $41,062)                                                              $      43,659

BRADY BONDS (0.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $     1,970  Argentina (Republic of) deb. FRB 6.688s, 2005                                 $       1,876
          8,000  Bulgaria (Government of) deb. Ser. PDI, FRB,
                   6.688s, 2011                                                                        6,440
          4,000  Philippines (Government of) Ser. B, FRB 6 1/4s, 2017                                  3,520
                                                                                              --------------
                 Total Brady Bonds (cost $11,068)                                              $      11,836

MUNICIPAL BONDS AND NOTES (0.2%) *(cost $5,000)
PRINCIPAL AMOUNT                                                            RATING                     VALUE
------------------------------------------------------------------------------------------------------------
 $     5,000     NJ Econ. Dev. Auth. MBIA Rev. Bonds, Ser. A,
                   7.425s, 2/15/29                                          Aaa                $       5,274

PURCHASED OPTIONS OUTSTANDING (--%) *(cost $457)
NUMBER OF                                                                   EXPIRATION DATE/
CONTRACTS                                                                   STRIKE PRICE               VALUE
------------------------------------------------------------------------------------------------------------
         86,000  U.S. Treasury Bond, 6 1/8s, 2007                           Nov. 97/101.08     $         403

SHORT-TERM INVESTMENTS (3.1%) * (cost $86,014)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
 $    86,000     Interest in $565,867,000 joint repurchase agreement
                   dated September 30, 1997 with UBS Securities due
                   October 1, 1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $86,014 for an effective
                   yield of 6.05%                                                              $      86,014
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,383,518) ***                                      $    2,843,593
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $2,768,703.

*** The aggregate identified cost on a tax basis is $2,383,524, resulting in gross unrealized appreciation and depreciation of $494,204 and $34,135, respectively, or net unrealized appreciation of $460,069.

  + Non-income-producing security.

 ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

+++ A portion of the income will be received in additional securities.

 ## When-issued securities (Note 1).

(R) Real Estate Investment Trust.

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    TBA after the name of a security represents to be announced securities (Note 1).

    The rate shown on Floating Rate Bonds (FRB) and Floating Rate
    Notes. (FRN) are the current interest rates shown at September 30,1997, which are subject to change based on the terms of the security.




----------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at September 30, 1997
(aggregate face value $86,246)
                                                                             Unrealized
                                             Aggregate Face    Delivery     Appreciation/
                                Market Value          Value      Date      (Depreciation)
----------------------------------------------------------------------------------------
Australian Dollars                   $ 3,053        $ 3,155     12/17/97        (102)
Danish Krone                             225            223     12/17/97           2
Deutschemarks                         26,653         25,952     12/17/97         701
Indonesian Rupiah                      5,037          5,577     2/23/98         (540)
Italian Lira                          18,896         18,537     12/17/97         359
Japanese Yen                          21,959         22,032     12/17/97         (73)
Philippines Peso                       1,052          1,100     3/25/98          (48)
Polish Zolty                           6,746          7,040     6/5/98          (294)
Venezuelan Bolivar                     2,642          2,630     6/5/98            12
----------------------------------------------------------------------------------------
                                                                               $  17
----------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at September 30, 1997
(aggregate face value $140,879)

                                                                             Unrealized
                                             Aggregate Face    Delivery     Appreciation/
                                Market Value          Value      Date      (Depreciation)
----------------------------------------------------------------------------------------
Australian Dollars                  $  2,907       $  2,988    12/17/97       $   81
British Pounds                        10,296         10,108    12/17/97         (188)
British Pounds                           800            786      6/5/98          (14)
Canadian Dollar                          436            433    12/17/97           (3)
Deutschemarks                         33,596         32,675    12/17/97         (921)
Deutschemarks                          2,767          2,658      6/5/98         (109)
Italian Lira                          18,564         18,163    12/17/97         (401)
Japanese Yen                          41,568         41,432    12/17/97         (136)
New Zealand Dollar                    17,481         17,344    12/17/97         (137)
South African Rand                     6,171          5,991    12/17/97         (180)
Swiss Franc                            8,350          8,301    12/17/97          (49)
----------------------------------------------------------------------------------------
                                                                             $(2,057)
----------------------------------------------------------------------------------------




TBA Sale Commitments at September 30, 1997
(Proceeds receivable $63,365)
                                      Principal         Settlement          Market
Agency                                   Amount         Date                 Value
----------------------------------------------------------------------------------------
FNMA, 6 1/2s, October, 2027             $63,517         October-97         $63,294
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
September 30,1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,383,518) (Note 1)                                                    $2,843,593
---------------------------------------------------------------------------------------------------
Cash                                                                                            184
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                            13,471
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                           25
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              116,937
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                1,200
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                969
---------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                              5,107
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    5,406
---------------------------------------------------------------------------------------------------
Total assets                                                                              2,986,892

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                            140,120
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                1,233
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                     10
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    6,425
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                   3,240
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                   381
---------------------------------------------------------------------------------------------------
TBA sale commitments, at value (proceeds receivable $63,365) (Note 1)                        63,294
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                        3,486
---------------------------------------------------------------------------------------------------
Total liabilities                                                                           218,189
---------------------------------------------------------------------------------------------------
Net assets                                                                               $2,768,703

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                          $2,044,163
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 45,223
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                      221,211
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                458,106
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                               $2,768,703

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($2,768,703 divided by 232,613 shares)                                                       $11.90
---------------------------------------------------------------------------------------------------
Offering price (100/94.25 of $11.90)*                                                        $12.63
---------------------------------------------------------------------------------------------------

*On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30,1997

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                                  $ 53,153
--------------------------------------------------------------------------------------------------
Dividends                                                                                   14,587
--------------------------------------------------------------------------------------------------
Total investment income                                                                     67,740

Expenses:
Compensation of Manager (Note 2)                                                            16,009
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               4,656
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            2,861
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                40
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 190
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      5,377
--------------------------------------------------------------------------------------------------
Registration fees                                                                               99
--------------------------------------------------------------------------------------------------
Auditing                                                                                    10,345
--------------------------------------------------------------------------------------------------
Legal                                                                                        5,375
--------------------------------------------------------------------------------------------------
Postage                                                                                         26
--------------------------------------------------------------------------------------------------
Other                                                                                            4
--------------------------------------------------------------------------------------------------
Fees waived and expenses reimbursed by Manager (Note 2)                                    (27,552)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              17,430
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (5,980)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                11,450
--------------------------------------------------------------------------------------------------
Net investment income                                                                       56,290
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           231,967
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                               (547)
--------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                           160
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                  1,031
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                          (2,053)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
TBA sale commitments during the year                                                       260,935
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    491,493
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       547,783
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                               Year ended September 30
                                                                                      --------------------------------
                                                                                                1997              1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   56,290         $   56,769
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                               232,611            272,666
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                                                          258,882            (37,540)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        547,783            291,895
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  (55,800)           (64,485)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                      (258,025)          (119,022)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                           289,201            186,093
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                523,159            294,481

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                         2,245,544          1,951,063
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $45,223 and $42,733, respectively)                                             $2,768,703         $2,245,544
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 For the period
Per-share                                                                                                          Jan. 3, 1995+
operating performance                                                                 Year ended September 30       to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $11.03           $10.56            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                               .25              .29              .23
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    2.16             1.18             1.83
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  2.41             1.47             2.06
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.27)            (.35)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (1.27)            (.65)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (1.54)           (1.00)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $11.90           $11.03           $10.56
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                             24.58            15.01            24.24*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $2,769           $2,246           $1,951
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                                            .71              .73              .54*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                                           2.29             2.72             2.44*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               151.15           170.75            95.15*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                                        $.0494           $.0544
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period ( Note 2). As a result of such limitation, expenses of the fund for the periods ended September 30, 1997, 1996 and 1995 reflect a reduction of $0.12, $0.15, and $0.23 per share, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Average commission rate paid on security trades is presented for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
September 30, 1997

Note 1
Significant accounting policies

Putnam Balanced Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital growth and current income.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter --the last reported bid price. Market quotations are not considered to be readily available for long term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on stepped-coupon bonds are accreted according to the yield-to-maturity method.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage of at least 300% and borrowings must not exceed prospectus limitations. For the period ended September 30, 1997, the fund had no borrowings against this line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of unrealized and realized gains and losses on forward foreign currency contracts, market discount, organizational expenses, and paydown gains and losses on mortgage backed securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 1997, the fund reclassified $2,000 to increase undistributed net investment income and $160 to increase paid-in-capital, with a decrease to accumulated net realized gain on investments of $2,160. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

M) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

N) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1997, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 0.70% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1997, fund expenses were reduced by $5,980 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $108 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made on the plan.

For the year ended September 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the year ended September 30, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $2,489,660 and $2,378,894, respectively. Purchases and sales of U.S. government obligations aggregated $1,132,988 and $1,179,388, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                   Contract         Premiums
                                    Amounts         Received
------------------------------------------------------------
Written options
outstanding at
beginning of year                       $--              $--
------------------------------------------------------------
Options opened                       16,000              246
------------------------------------------------------------
Options expired                          --               --
------------------------------------------------------------
Options closed                      (16,000)            (246)
------------------------------------------------------------
Written options
outstanding at
end of year                             $--              $--
------------------------------------------------------------

Note 4
Capital shares

At September 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                       September 30, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                             122            1,342
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        31,412          312,859
------------------------------------------------------------
                                     31,534          314,201

Shares
repurchased                          (2,556)         (25,000)
------------------------------------------------------------
Net increase                         28,978          289,201
------------------------------------------------------------

Putnam Management owned 224,379 shares of the fund (96.5% of shares outstanding) valued at $2,670,110.

                                            Year ended
                                       September 30, 1996
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                           1,591           16,290
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        18,629          183,507
------------------------------------------------------------
                                     20,220          199,797

Shares
repurchased                          (1,321)         (13,704)
------------------------------------------------------------
Net increase                         18,899          186,093
------------------------------------------------------------

Federal tax information

(Unaudited)

The fund has designated 8.81% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.

Pursuant to Section 852 of the Internal Revenue Code, the fund hereby designates $266,500 (or if different, the amount necessary to offset net capital gain earned by the fund) as capital gain dividends for its taxable year ended September 30, 1997.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

John J. Morgan, Jr.
Vice President

David J. Santos
Vice President and Fund Manager

Kenneth J. Taubes
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Balanced Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

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